Long-Term Debt - Total Debt (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument
Total long-term debt	$ 277,792	$ 295,118
Less: Deferred loan issuance costs	3,934	3,707
Total long-term debt, net	273,858	291,411
Less: Current portion of long-term debt	30,813	38,494
Add: Current portion of deferred loan issuance costs	1,076	1,015
Long-term debt, net	244,121	253,932
(i) Issued in September 2017 maturing in October 2023 (the "2017 credit facility")
Debt Instrument
Total long-term debt	$ 277,792	$ 295,118
Margin	3.25%